Segmental Information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
System Fund	$ 1,217	$ 928	$ 765
Revenue	3,892	2,907	2,394
Non-current assets	2,031	2,071
Before system funds [member]
Disclosure of geographical areas [line items]
Revenue	2,675	1,979	1,629
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	243	142	77
Non-current assets	102	64
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,659	1,263	1,067
Non-current assets	1,308	1,346
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	773	574	$ 485
Non-current assets	$ 621	$ 661